UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F


FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: _______December 2007______

Check here if Amendment 		[X]; Amendment Number: ______
This Amendment (Check only one.): 	[  ] is a restatement.
[X] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	 ____Mohican Financial Management, LLC_______
Address: _____21 Railroad Ave, Suite 35________________
 _____Cooperstown, NY 13326_________________
 __________________________________________


Form 13F File Number: 28-12023_____


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	 ___Eric Hage_______________________________
Title:	 ___Chief Investment Officer___________________
Phone:	 ___607.547.1357_____________________________


Signature, Place, and Date of Signing:


____Eric Hage__ ____Cooperstown, NY__ ____January 25, 2008___


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	 _______NONE________
Form 13F Information Table Entry Total:	 ________70__________
Form 13F Information Table Value Total:  ______193,797_________
                                             (thousands)



Name Of Issuer Title of Class
Cusip
Number
Value
(x1000)
Shr/Prn
Amount
SH
PRN
PUT
CALL
Investment
Discretion
Other
Managers Sole Shared Other



***SUNTECH PWR HLDGS CO LTD
CONVERTIBLE CORPORATE BONDS
86800CAA2 811 450,000 PRN
Sole  450,000

AAR CORP -W/RTS TO PUR C/STK
CONVERTIBLE CORPORATE BONDS
000361AH8 8,603 6,000,000 PRN
Sole  6,000,000

ALESCO FINANCIAL INC
CONVERTIBLE CORPORATE BONDS
014485AA4 722 1,100,000 PRN
Sole  1,100,000

ALPHARMA INC-CL A A
CONVERTIBLE CORPORATE BONDS
020813AH4 178 200,000 PRN
Sole  200,000

AMBASSADORS INTERNATIONAL INC
CONVERTIBLE CORPORATE BONDS
023178AB2 1,725 2,400,000 PRN
Sole  2,400,000

AMERICAN MED SYS HLDGS INC
CONVERTIBLE CORPORATE BONDS
02744MAA6 2,716 2,750,000 PRN
Sole  2,750,000

AMYLIN PHARMACEUTICALS INC
CONVERTIBLE CORPORATE BONDS
032346AE8 1,694 1,800,000 PRN
Sole  1,800,000

AMYLIN PHARMACEUTICALS INC
CONVERTIBLE CORPORATE BONDS
032346AF5 1,755 1,865,000 PRN
Sole  1,865,000

ATS MEDICAL INC
CONVERTIBLE CORPORATE BONDS
002083AA1 1,438 1,600,000 PRN
Sole  1,600,000

BARNES GROUP INC W/RTS TO PUR
CONVERTIBLE CORPORATE BONDS
067806AC3 1,850 1,850,000 PRN
Sole  1,850,000

BORLAND SOFTWARE CORP
CONVERTIBLE CORPORATE BONDS
099849AA9 3,092 3,000,000 PRN
Sole  3,000,000

Bunge Limited PFD CONV
CONVERTIBLE PREFERRED STOCKS
G16962204 4,649 33,000 SH
Sole  33,000

CACI INTL INC
CONVERTIBLE CORPORATE BONDS
127190AC0 1,882 1,875,000 PRN
Sole  1,875,000

CACI INTL INC
CONVERTIBLE CORPORATE BONDS
127190AD8 2,915 2,625,000 PRN
Sole  2,625,000

CAPITALSOURCE INC
CONVERTIBLE CORPORATE BONDS
14055XAG7 3,640 4,000,000 PRN
Sole  4,000,000

CHARLES RIVER LABORATORIES
CONVERTIBLE CORPORATE BONDS
159864AB3 2,938 2,000,000 PRN
Sole  2,000,000

CHINA MED TECHNOLOGIES INC ADR
CONVERTIBLE CORPORATE BONDS
169483AA2 1,973 1,300,000 PRN
Sole  1,300,000

CHINA MED TECHNOLOGIES INC ADR
CONVERTIBLE CORPORATE BONDS
169483AB0 1,442 950,000 PRN
Sole  950,000

CUBIST PHARMACEUTICALS INC
CONVERTIBLE CORPORATE BONDS
229678AC1 4,566 4,800,000 PRN
Sole  4,800,000

CURAGEN CORP
CONVERTIBLE CORPORATE BONDS
23126RAE1 1,781 2,500,000 PRN
Sole  2,500,000

CYPRESS SEMICONDUCTOR CORP
CONVERTIBLE CORPORATE BONDS
232806AJ8 1,929 1,200,000 PRN
Sole  1,200,000

CYPRESS SEMICONDUCTOR CORP
CONVERTIBLE CORPORATE BONDS
232806AK5 8,681 5,400,000 PRN
Sole  5,400,000

DECODE GENETICS INC
CONVERTIBLE CORPORATE BONDS
243586AB0 1,184 1,800,000 PRN
Sole  1,800,000

DELTA PETE CORP
CONVERTIBLE CORPORATE BONDS
247907AD0 2,413 2,500,000 PRN
Sole  2,500,000

DEVELOPERS DIVERSIFIED REALTY
CONVERTIBLE CORPORATE BONDS
251591AR4 171 200,000 PRN
Sole  200,000

EARTHLINK INC
CONVERTIBLE CORPORATE BONDS
270321AA0 5,163 5,000,000 PRN
Sole  5,000,000

EMCORE CORP
CONVERTIBLE CORPORATE BONDS
290846AC8 11,086 5,100,000 PRN
Sole  5,100,000

EMPIRE RESORTS INC
CONVERTIBLE CORPORATE BONDS
292052AB3 1,185 1,500,000 PRN
Sole  1,500,000

EQUINIX INC
CONVERTIBLE CORPORATE BONDS
29444UAG1 5,518 4,500,000 PRN
Sole  4,500,000

FELCOR SUITE HOTELS INC
PREFERRED STOCKS
31430F200 807 39,120 SH
Sole  39,120

FRONTIER AIRLINES INC NEW
CONVERTIBLE CORPORATE BONDS
359065AA7 1,269 1,500,000 PRN
Sole  1,500,000

GLOBAL INDUSTRIES LTD
CONVERTIBLE CORPORATE BONDS
379336AD2 1,162 1,300,000 PRN
Sole  1,300,000

HOLOGIC INC
CONVERTIBLE SUB NOTE
436440AA9 4,325 4,000,000 PRN
Sole  4,000,000

HORIZON LINES INC
CONVERTIBLE SUB NOTE
44044KAA9 1,339 1,500,000 PRN
Sole  1,500,000

INCYTE PHARMACEUTICALS INC
CONVERTIBLE CORPORATE BONDS
45337CAE2 5,049 5,139,000 PRN
Sole  5,139,000

INTERNATIONAL COAL GROUP INC
CONVERTIBLE CORPORATE BONDS
45928HAE6 469 400,000 PRN
Sole  400,000

ISIS PHARMACEUTICALS INC DEL
CONVERTIBLE SUB NOTE
464337AE4 3,228 2,500,000 PRN
Sole  2,500,000

ITRON INC
CONVERTIBLE CORPORATE BONDS
465741AJ5 7,217 4,500,000 PRN
Sole  4,500,000

KKR FINANCIAL CORP
CONVERTIBLE CORPORATE BONDS
48248AAA6 1,316 1,500,000 PRN
Sole  1,500,000

LECROY CORP
CONVERTIBLE CORPORATE BONDS
52324WAA7 2,369 2,500,000 PRN
Sole  2,500,000

LECROY CORP
CONVERTIBLE CORPORATE BONDS
52324WAB5 1,611 1,700,000 PRN
Sole  1,700,000

LEVEL 3 COMMUNICATIONS INC
CONVERTIBLE CORPORATE BONDS
52729NBK5 3,505 4,000,000 PRN
Sole  4,000,000

LIONS GATE ENTERTAINMENT COR
CONVERTIBLE CORPORATE BONDS
535919AF1 5,053 4,918,000 PRN
Sole  4,918,000

LIVE NATION INC
CONVERTIBLE CORPORATE BONDS
538034AA7 3,405 4,000,000 PRN
Sole  4,000,000

MAGMA DESIGN AUTOMATION INC
CONVERTIBLE CORPORATE BONDS
559181AC6 1,509 1,500,000 PRN
Sole  1,500,000

MAGMA DESIGN AUTOMATION INC
CONVERTIBLE CORPORATE BONDS
559181AD4 1,509 1,500,000 PRN
Sole  1,500,000

MICRON TECHNOLOGY INC
CONVERTIBLE CORPORATE BONDS
595112AH6 3,265 4,100,000 PRN
Sole  4,100,000

MOLINA HEALTHCARE INC
CONVERTIBLE CORPORATE BONDS
60855RAA8 4,191 3,750,000 PRN
Sole  3,750,000

MORGANS HOTEL GROUP
CONVERTIBLE CORPORATE BONDS
61748WAA6 1,885 2,000,000 PRN
Sole  2,000,000

NABI INC
CONVERTIBLE CORPORATE BONDS
629519AB5 875 1,000,000 PRN
Sole  1,000,000

NEWPORT CORP
CONVERTIBLE CORPORATE BONDS
651824AA2 2,527 2,900,000 PRN
Sole  2,900,000

NEWPORT CORP
CONVERTIBLE CORPORATE BONDS
651824AB0 871 1,000,000 PRN
Sole  1,000,000

NOVAMED EYECARE INC
CONVERTIBLE CORPORATE BONDS
66986WAA6 1,655 2,000,000 PRN
Sole  2,000,000

NUANCE COMMUNICATIONS INC
CONVERTIBLE CORPORATE BONDS
67020YAA8 3,626 3,000,000 PRN
Sole  3,000,000

ON SEMICONDUCTOR
CONVERTIBLE CORPORATE BONDS
682189AG0 4,069 3,750,000 PRN
Sole  3,750,000

ORBITAL SCIENCES CORP
CONVERTIBLE CORPORATE BONDS
685564AN6 1,228 1,000,000 PRN
Sole  1,000,000

OSCIENT PHARMACEUTICALS CORP
CONVERTIBLE CORPORATE BONDS
68812RAC9 1,494 3,735,000 PRN
Sole  3,735,000

PENN VA CORP
CONVERTIBLE CORPORATE BONDS
707882AA4 5,532 5,250,000 PRN
Sole  5,250,000

POWERWAVE TECHNOLOGIES INC
CONVERTIBLE CORPORATE BONDS
739363AE9 1,200 1,500,000 PRN
Sole  1,500,000

Petroquest Energy ser B pref
PREFERRED STOCKS
716748207 1,271 21,000 SH
Sole  21,000

SCHOOL SPECIALTY INC
CONVERTIBLE CORPORATE BONDS
807863AE5 2,256 2,250,000 PRN
Sole  2,250,000

SLM Corp Series C Con Perf 7.25%
CONVERTIBLE PREFERRED STOCKS
78442P700 3,110 3,000 SH
Sole  3,000

SONOSITE INC
CONVERTIBLE CORPORATE BONDS
83568GAA2 5,556 5,000,000 PRN
Sole  5,000,000

SPARTAN STORES INC
CONVERTIBLE CORPORATE BONDS
846822AD6 2,668 2,920,000 PRN
Sole  2,920,000

SYMMETRICOM INC
CONVERTIBLE CORPORATE BONDS
871543AB0 2,480 2,850,000 PRN
Sole  2,850,000

TRINITY INDS INC
CONVERTIBLE CORPORATE BONDS
896522AF6 2,510 2,800,000 PRN
Sole  2,800,000

USEC INC
CONVERTIBLE CORPORATE BONDS
90333EAC2 4,594 4,700,000 PRN
Sole  4,700,000

WORLD ACCEPTANCE CORP-DEL
CONVERTIBLE CORPORATE BONDS
981417AA6 1,640 2,000,000 PRN
Sole  2,000,000

WORLD ACCEPTANCE CORP-DEL
CONVERTIBLE CORPORATE BONDS
981417AB4 820 1,000,000 PRN
Sole  1,000,000

WRIGHT MEDICAL GROUP INC
CONVERTIBLE CORPORATE BONDS
98235TAA5 4,300 4,000,000 PRN
Sole  4,000,000


Rows - 70
Number of other managers - 0